Financial Instruments	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Derivative [Line Items]
Derivative Instruments and Hedging Activities
18
. Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of
December 31
, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 16 months from
December 31
, 2024):

December 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.2 GBP	in exchange for	$0.3	0.77 GBP
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	13.9 EUR	in exchange for	$14.6	0.94 EUR
Canadian Dollar	8.5 CAD	in exchange for	$6.2	1.37 CAD
Mexican Peso	20.7 MXN	in exchange for	$1.0	20.43 MXN
Hungarian Forint	5,612.8 HUF	in exchange for	$15.0	373.74 HUF
New Zealand Dollar	2.7 NZD	in exchange for	$1.7	1.67 NZD
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes, primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.
Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).
Cash settlements related to interest rate contracts are generally classified as operating activities on the consolidated statements of cash flows.
In connection with the Separation, Business Combination and Intercompany Note described in Note 7, the Company assumed the rights, obligations, costs and benefits associated with and provided under the terms of Lionsgate’s floating-to-fixed
swap contracts.
Designated Cash Flow Hedges.
As of March 31, 2024, the Company had the following
pay-fixed
interest rate swaps, which were designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8) and were terminated in December 2024, as further described below.

Designated Cash Flow Hedges at March
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025
June 25, 2018	$200.0	2.723%	March 23, 2025
July 31, 2018	$300.0	2.885%	March 23, 2025
December 24, 2018	$50.0	2.744%	March 23, 2025
December 24, 2018	$100.0	2.808%	March 23, 2025
December 24, 2018	$50.0	2.728%	March 23, 2025

Total	$1,700.0

In December 2024, the Company terminated all of its
pay-fixed
interest rate swaps which were outstanding at March 31, 2024, as shown in the table above. As a result of the termination, the Company received approximately $9.4 million, which was recorded as a reduction of the interest rate swap asset values, and represents the amount of unrealized gains recorded in accumulated other comprehensive income related to the terminated interest rate swaps which will be amortized as a reduction of interest expense through the remaining term of the terminated swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded to interest expense at that time. The receipt of approximately $9.4 million was classified in the consolidated statement of cash flows as cash provided by operating activities.
During the nine months ended December 31, 2024, the Company entered into the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).
Designated Cash Flow Hedges at December
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026

Total	$345.0

Financial Statement Effect of Derivatives
Unaudited condensed consolidated statements of operations and comprehensive income (loss):

The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$2.4	$(4.3)	$3.5	$(7.3)
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(0.1)	$(2.6)	$(1.2)	$(2.5)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.6	$(11.7)	$(1.1)	$24.7
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	$2.0	$11.4	$24.3	$31.5
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$1.4	$(1.8)	$(1.7)	$(5.5)
Total direct operating expense on consolidated statements of operations	$457.1	$433.6	$1,440.9	$1,306.0
Total interest expense on consolidated statements of operations	$58.5	$55.5	$180.1	$157.1
Unaudited condensed consolidated balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 9). Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its unaudited condensed consolidated balance sheets. As of December 31, 2024 and March 31, 2024, there were no swaps outstanding that were subject to a master netting arrangement.

As of
December 31
, 2024 and March 31, 2024, the Company had the following amounts recorded in the accompanying unaudited condensed consolidated balance sheets related to the Company’s use of derivatives:

	December 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.9	$—	$—
Interest rate swaps	—	0.7	—

Fair value of derivatives	$1.9	$0.7	$—

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

As of
December 31
, 2024, based on the current release schedule, the Company estimates approximately $
1.3
 million of gains associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending
December 31
, 2025.
As of
December 31
, 2024, the Company estimates approximately $26.7 million of gains recorded in accumulated other comprehensive income (loss) associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense
during the
one-year
period ending
December 31
, 2025.

18. Financial Instruments
(a) Credit Risk
Concentration of credit risk with the Company’s customers is limited due to the Company’s customer base and the diversity of its sales throughout the world. The Company performs ongoing credit evaluations and maintains a provision for potential credit losses. The Company generally does not require collateral for its trade accounts receivable.
(b) Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit
receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of March 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 25 months from March 31, 2024):

March 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.5 GBP	in exchange for	$0.6	0.79 GBP
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	0.6 EUR	in exchange for	$0.5	0.91 EUR
Canadian Dollar	21.4 CAD	in exchange for	$15.9	1.34 CAD
Mexican Peso	56.7 MXN	in exchange for	$3.0	18.95 PLN
Hungarian Forint	1,450.0 HUF	in exchange for	$4.0	360.17 HUF
New Zealand Dollar	73.9 NZD	in exchange for	$45.3	1.64 NZD
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes, primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.
Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).
Cash settlements related to interest rate contracts are generally classified as operating activities on the combined statements of cash flows. However, due to a financing component (debt host) on a portion of the

Company’s previously outstanding interest rate swaps, the cash flows related to these contracts were classified as financing activities through the date of termination.
Designated Cash Flow Hedges.
As of March 31, 2024 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022
May 2022 Transactions
:
In May 2022, the Company terminated certain of its previous interest rate swap contracts (the “Terminated Swaps”). As a result of the terminations, the Company received approximately $56.4 million. Simultaneously with the termination of the Terminated Swaps, the Company re-designated
all other swaps previously not designated as cash flow hedges of variable rate debt.
The receipt of approximately $56.4 million as a result of the termination was recorded as a reduction of the asset values of the derivatives amounting to $188.7 million and a reduction of the financing component (debt host) of the Terminated Swaps amounting to $131.3 million. At the time of the termination of the Terminated Swaps, there was approximately $180.4 million of unrealized gains recorded in accumulated other comprehensive income (loss) related to these Terminated Swaps. This amount will be amortized as a reduction of interest expense through the remaining term of the swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded as a reduction to interest expense at that time. In addition, the liability amount of $6.8 million for the
Re-designated
Swaps at the
re-designation
date will be amortized as a reduction of interest expense throughout the remaining term of the
Re-designated
Swaps, unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time.
The receipt of approximately $56.4 million was classified in the combined statement of cash flows as cash provided by operating activities of $188.7 million reflecting the amount received for the derivative portion of the termination of swaps, and a use of cash in financing activities of $134.5 million reflecting the pay down of the financing component of the Terminated Swaps (inclusive of payments made between April 1, 2022 and the termination date amounting to $3.2 million).

Financial Statement Effect of Derivatives
C
ombined statement of operations and comprehensive income (loss):
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on combined statements of operations	$1,886.7	$2,207.9	$1,922.1
Total interest expense on combined statements of operations	$222.5	$162.6	$115.0
Combined balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 10). Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its combined balance sheets. As of March 31, 2024 and 2023, there were no swaps outstanding that were subject to a master netting arrangement.

As of March 31, 2024 and 2023, the Company had the following amounts recorded in the accompanying combined balance sheets related to the Company’s use of derivatives:

	March 31, 2024
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.8
Interest rate swaps	35.6	—	—

Fair value of derivatives	$35.6	$—	$2.8

	March 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1
Interest rate swaps	—	41.1	—

Fair value of derivatives	$2.9	$41.1	$0.1

As of March 31, 2024, based on the current release schedule, the Company estimates approximately $1.5 million of losses associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending March 31, 2025.
As of March 31, 2024, the Company estimates approximately $30.4 million of gains recorded in accumulated other comprehensive income (loss) associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense during the one-year
period ending March 31, 2025.

Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Derivative Instruments and Hedging Activities
(12)
Derivative Financial Instruments
The Company uses foreign currency forward and option contracts to mitigate the impact of currency rate fluctuations on firmly committed and projected future foreign currency transactions. These over-the-counter
contracts, which hedge future currency requirements related to television and film production cost and production financing facilities (see note 8) as well as other cross-border transactions not denominated in the functional currency of the business unit, are primarily denominated in United States and Canadian Dollars, Pound Sterling and Euros. All contracts are entered into with a number of counterparties, all of which are major financial institutions. The Company believes that a default by a single counterparty would not have a material adverse effect on the financial condition of the Company. The Company does not enter into derivative financial instruments for speculative purposes.
Cash Flow Hedges
All the Company’s designated foreign currency forward contracts are considered to be cash flow hedges. These instruments hedge a portion of the Company’s currency requirements associated with certain production financing loans and other cross-border transactions, primarily in years 2023 and to a lesser extent, 2024.
At October 1, 2023 and December 25, 2022, the notional amounts and fair values of the Company’s foreign currency forward and option contracts designated as cash flow hedging instruments were as follows:

	2023		2022
(In thousands)	Notional Amount	Fair Value	Notional Amount	Fair Value
Hedged Item
Foreign Currency denominated expense	28,669	(44)	78,298	1,706

The fair values of the Company’s foreign currency forward contracts designated as cash flow hedges are recorded in the Condensed Combined Balance Sheets at October 1, 2023 and December 25, 2022, as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets
Unrealized gains	$55	$2,051
Unrealized losses	—	—

Net unrealized gains	$55	$2,051

Accrued liabilities
Unrealized gains	$—	$—
Unrealized losses	(98)	(292)

Net unrealized losses	$(98)	$(292)

Net gains on cash flow hedging activities have been reclassified from other comprehensive earnings (loss) to net loss for the nine months ended October 1, 2023 and September 25, 2022 as follows:

(In thousands)	2023	2022
Condensed Combined Statements of Operations Classification
Other expense, net	1,759	1,186

Net realized gains	$1,759	$1,186

Undesignated Hedges
To manage transactional exposure to fair value movements on certain monetary assets and liabilities denominated in foreign currencies, the Company has implemented a balance sheet hedging program. The Company does not use hedge accounting for these contracts as changes in the fair values of these contracts are offset by changes in the fair value of the balance sheet items. As of October 1, 2023 and December 25, 2022, the total notional amounts of the Company’s undesignated derivative instruments were $289,536 thousand and $296,474 thousand, respectively.
At October 1, 2023 and December 25, 2022, the fair value of the Company’s undesignated derivative financial instruments are recorded in the Condensed Combined Balance Sheets as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets
Unrealized gains	$1,836	$4,693
Unrealized losses	—	—

Net unrealized gains	1,836	4,693

Accrued liabilities
Unrealized gains	—	—
Unrealized losses	(4,577)	(1,974)

Net unrealized losses	(4,577)	(1,974)

Total unrealized (losses) gains, net	$(2,741)	$2,719

The Company recorded net gains (losses) of $905 thousand and $(8,712) thousand on these instruments to other expense, net for the nine months ended October 1, 2023 and September 25, 2022, respectively, relating to the change in fair value of such derivatives, substantially offsetting gains and losses from the change in fair value of the items to which the instruments relate.
For additional information related to the Company’s derivative financial instruments see notes 3 and 10.

(15)	Derivative Financial Instruments
The Company uses foreign currency forward and option contracts to mitigate the impact of currency rate fluctuations on firmly committed and projected future foreign currency transactions. These over-the-counter
contracts, which hedge future currency requirements related to television and film production cost and production financing facilities (see Note 9 as well as other cross-border transactions not denominated in the functional currency of the business unit), are primarily denominated in United States and Canadian Dollars, Pound Sterling and Euros. All contracts are entered into with a number of counterparties, all of which are major financial institutions. The Company believes that a default by a single counterparty would not have a material adverse effect on the financial condition of the Company. The Company does not enter into derivative financial instruments for speculative purposes.
Cash Flow Hedges
All the Company’s designated foreign currency forward contracts are considered to be cash flow hedges. These instruments hedge a portion of the Company’s currency requirements associated with certain production financing loans and other cross-border transactions, primarily in years 2023 and to a lesser extent, 2024.
At December 25, 2022 and December 26, 2021, the notional amounts and fair values of the Company’s foreign currency forward and option contracts designated as cash flow hedging instruments were as follows:

	2022		2021
(In thousands)	Notional Amount	Fair Value	Notional Amount	Fair Value
Hedged Transaction

Foreign currency denominated expense	78,298	1,706	166,225	2,222

The fair values of the Company’s foreign currency forward contracts designated as cash flow hedges are recorded in the Combined Balance Sheets at December 25, 2022 and
December
26, 2021 as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets
Unrealized gains	$2,051	$2,739
Unrealized losses	—	—

(In thousands)	2022	2021
Net unrealized gains	$2,051	$2,739

Accrued liabilities
Unrealized gains	$—	$—
Unrealized losses	(292)	(517)

Net unrealized losses	$(292)	$(517)

Net gains on cash flow hedging activities have been reclassified from other comprehensive loss to net earnings for the years ended December 25, 2022 and December 26, 2021 as follows:

(In thousands)	2022	2021
Combined Statements of Operations Classification
Other income, net	2,124	(1,067)

Net realized gains	$2,124	$(1,067)

Undesignated Hedges
To manage transactional exposure to fair value movements on certain monetary assets and liabilities denominated in foreign currencies, the Company has implemented a balance sheet hedging program. The Company does not use hedge accounting for these contracts as changes in the fair values of these contracts are offset by changes in the fair value of the balance sheet items. As of December 25, 2022 and December 26, 2021, the total notional amounts of the Company’s undesignated derivative instruments were $296,474 thousand and $505,414 thousand, respectively.
At December 25, 2022 and December 26, 2021, the fair values of the Company’s undesignated derivative financial instruments are recorded in the Combined Balance Sheets as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets
Unrealized gains	$4,693	$1,555
Unrealized losses	—	—

Net unrealized gains	4,693	1,555

Accrued liabilities
Unrealized gains	—	—
Unrealized losses	(1,974)	(1,096)

Net unrealized losses	(1,974)	(1,096)

Total unrealized (losses) gains, net	$2,719	$459

The Company recorded net gains (losses) of $2,766 thousand and $(1,427) thousand on these instruments to other (income) expense, net for 2022 and 2021, respectively, relating to the change in fair value of such derivatives, substantially offsetting gains and losses from the change in fair value of the items to which the instruments relate.
For additional information related to the Company’s derivative financial instruments
see Notes 4 and 11.

LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Derivative Instruments and Hedging Activities
17. Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of December 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 16 months from December 31, 2024):

December 31, 2024
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
British Pound Sterling	0.2	GBP	in exchange for	$0.3	0.77	GBP
Czech Koruna	180.0	CZK	in exchange for	$7.7	23.29	CZK
Euro	13.9	EUR	in exchange for	$14.6	0.94	EUR
Canadian Dollar	8.5	CAD	in exchange for	$6.2	1.37	CAD
Mexican Peso	20.7	MXN	in exchange for	$1.0	20.43	MXN
Hungarian Forint	5,612.8	HUF	in exchange for	$15.0	373.74	HUF
New Zealand Dollar	2.7	NZD	in exchange for	$1.7	1.67	NZD
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.
Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).
Cash settlements related to interest rate contracts are generally classified as operating activities on the consolidated statements of cash flows.

Designated Cash Flow Hedges.
As of March 31, 2024, the Company had the following
pay-fixed
interest rate swaps, which were designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 6 and Note 7), and were terminated in December 2024, as further described below.
Designated Cash Flow Hedges at March
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025
June 25, 2018	$200.0	2.723%	March 23, 2025
July 31, 2018	$300.0	2.885%	March 23, 2025
December 24, 2018	$50.0	2.744%	March 23, 2025
December 24, 2018	$100.0	2.808%	March 23, 2025
December 24, 2018	$50.0	2.728%	March 23, 2025

Total	$1,700.0

In December 2024, the Company terminated all of its
pay-fixed
interest rate swaps which were outstanding at March 31, 2024, as shown in the table above. As a result of the termination, the Company received approximately $9.4 million, which was recorded as a reduction of the interest rate swap asset values, and represents the amount of unrealized gains recorded in accumulated other comprehensive income related to the terminated interest rate swaps which will be amortized as a reduction of interest expense through the remaining term of the terminated swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded to interest expense at that time. The receipt of approximately $9.4 million was classified in the consolidated statement of cash flows as cash provided by operating activities.
During the nine months ended December 31, 2024, the Company entered into the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 6 and Note 7).
Designated Cash Flow Hedges at December
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026

Total	$345.0

Financial Statement Effect of Derivatives
Unaudited condensed consolidated statements of operations and comprehensive loss:
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$2.4	$(4.3)	$3.5	$(7.3)
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(0.1)	$(2.6)	$(1.2)	$(2.5)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.6	$(11.7)	$(1.1)	$24.7
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	$2.0	$11.4	$24.3	$31.5
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$1.4	$(1.8)	$(1.7)	$(5.5)
Total direct operating expense on consolidated statements of operations	$567.3	$510.8	$1,639.7	$1,549.1
Total interest expense on consolidated statements of operations	$69.1	$67.1	$212.2	$192.9
Unaudited condensed consolidated balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 8). Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its unaudited condensed consolidated balance sheets. As of December 31, 2024 and March 31, 2024, there were no swaps outstanding that were subject to a master netting arrangement.
As of December 31, 2024 and March 31, 2024, the Company had the following amounts recorded in the accompanying unaudited condensed consolidated balance sheets related to the Company’s use of derivatives:

	December 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.9	$—	$—
Interest rate swaps	—	0.7	—

Fair value of derivatives	$1.9	$0.7	$—

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

As of December 31, 2024, based on the current release schedule, the Company estimates approximately $1.3 million of gains associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending December 31, 2025.
As of December 31, 2024, the Company estimates approximately $26.7 million of gains recorded in accumulated other comprehensive income (loss) associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense during the one-year
period ending December 31, 2025.

18. Financial Instruments

(a)	Credit Risk
Concentration of credit risk with the Company’s customers is limited due to the Company’s customer base and the diversity of its sales throughout the world. The Company performs ongoing credit evaluations and maintains a provision for potential credit losses. The Company generally does not require collateral for its trade accounts receivable.

(b)	Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of March 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 25 months from March 31, 2024):

March 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.5GBP	in exchange for	$0.6	0.79GBP
Czech Koruna	180.0CZK	in exchange for	$7.7	23.29CZK
Euro	0.6EUR	in exchange for	$0.5	0.91EUR
Canadian Dollar	21.4CAD	in exchange for	$15.9	1.34CAD
Mexican Peso	56.7MXN	in exchange for	$3.0	18.95MXN
Hungarian Forint	1,450.0HUF	in exchange for	$4.0	360.17HUF
New Zealand Dollar	$73.9NZD	in exchange for	$45.3	1.64NZD
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.
Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).

Cash settlements related to interest rate contracts are generally classified as operating activities on the consolidated statements of cash flows. However, due to a financing component (debt host) on a portion of our previously outstanding interest rate swaps, the cash flows related to these contracts are classified as financing activities through the date of termination.
Designated Cash Flow Hedges.
As of March 31, 2024 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.
May 2022 Transactions
: In May 2022, the Company terminated certain of its previous interest rate swap contracts (the “Terminated Swaps”). As a result of the terminations, the Company received approximately $56.4 million. Simultaneously with the termination of the Terminated Swaps, the Company re-designated
all other swaps previously not designated as cash flow hedges of variable rate debt.
The receipt of approximately $56.4 million as a result of the termination was recorded as a reduction of the asset values of the derivatives amounting to $188.7 million and a reduction of the financing component (debt host) of the Terminated Swaps amounting to $131.3 million. At the time of the termination of the Terminated Swaps, there was approximately $180.4 million of unrealized gains recorded in accumulated other comprehensive income (loss) related to these Terminated Swaps. This amount will be amortized as a reduction of interest expense through the remaining term of the swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded as a reduction to interest expense at that time. In addition, the liability amount of $6.8 million for the Re-designated Swaps at the re-designation
date will be amortized as a reduction of interest expense throughout the remaining term of the
Re-designated
Swaps, unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time.
The receipt of approximately $56.4 million was classified in the consolidated statement of cash flows as cash provided by operating activities of $188.7 million reflecting the amount received for the derivative portion of the termination of swaps, and a use of cash in financing activities of $134.5 million reflecting the pay down of the financing component of the Terminated Swaps (inclusive of payments made between April 1, 2022 and the termination date amounting to $3.2 million).

Financial Statement Effect of Derivatives
Consolidated statement of operations and comprehensive income (loss):
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying consolidated statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on consolidated statements of operations	$2,189.2	$2,312.5	$2,064.2
Total interest expense on consolidated statements of operations	$269.8	$221.2	$176.0
Consolidated balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 10). Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its consolidated balance sheets. As of March 31, 2024 and 2023, there were no swaps outstanding that were subject to a master netting arrangement.

As of March 31, 2024 and 2023, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company’s use of derivatives:

	March 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.8
Interest rate swaps	35.6	—	—

Fair value of derivatives	$35.6	$—	$2.8

	March 31, 2023
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1
Interest rate swaps	—	41.1	—

Fair value of derivatives	$2.9	$41.1	$0.1

As of March 31, 2024, based on the current release schedule, the Company estimates approximately $1.5 million of losses associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending March 31, 2025.
As of March 31, 2024, the Company estimates approximately $30.4 million of gains recorded in accumulated other comprehensive income (loss) associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense during the one-year
period ending March 31, 2025.